STEIN ROE INSTITUTIONAL CLIENT HIGH YIELD FUND

                      Semiannual Report o December 31,2002



[LOGO]:
STEIN ROE
MUTUAL FUNDS

Contents


Performance Summary                                                   1
-------------------


Portfolio Manager's Report                                            2
--------------------------


Investment Portfolio                                                  4
--------------------


Financial Statements                                                 10
--------------------


Notes to Financial Statements                                        13
-----------------------------


Financial Highlights                                                 17
--------------------


Transfer Agent                                                       18
--------------




             o NOT FDIC INSURED o MAY LOSE VALUE o NO BANK GUARANTEE



Must be preceded or accompanied by a prospectus.

Performance Summary


      To evaluate a fund's historical performance, one can look at the cumulative return percentage, the average annual total return percentage or the value of a hypothetical $10,000 investment. Below, we compare the Stein Roe Institutional Client High Yield Fund with its benchmark and peer group.

      The performance figures include changes in the fund's share price, plus reinvestment of any dividends (net investment income) and capital gains distributions (the profits the fund earns when it sells investments that have grown in value).



 Average annual total return (%), period ended December 31, 2002
 ---------------------------------------------------------------
                                                                      6-month
                                                                   (cumulative)      1-year        5-year          Life+
---------------------------------------------------------------------------------------------------------------------------
 Stein Roe Institutional Client
   High Yield Fund                                                       1.26          0.90           1.94          3.87
---------------------------------------------------------------------------------------------------------------------------
 Merrill Lynch High Yield Master II Index                                3.67         -1.89           0.52          2.22
---------------------------------------------------------------------------------------------------------------------------
 Lipper Current High Yield Fund
   Category Average                                                      2.20         -1.82          -1.41          0.48
---------------------------------------------------------------------------------------------------------------------------

+    The fund commenced operations on 2/14/97. Index and peer group performance is from 2/28/97.



Investment Comparison
---------------------

Value of a $10,000 Investment, February 14, 1997 to December 31, 2002
---------------------------------------------------------------------


[mountain chart data]:


                          Institutional Client               Merrill Lynch High
                               High Yield Fund            Yield Master II Index

2/14/97                                $10,000                          $10,000
                                        10,081                           10,000
                                         9,900                            9,862
                                        10,054                            9,988
                                        10,373                           10,199
                                        10,548                           10,357
                                        10,854                           10,632
                                        10,850                           10,619
                                        11,102                           10,810
                                        11,012                           10,865
                                        11,130                           10,967
                                        11,353                           11,073
                                        11,589                           11,249
                                        11,785                           11,295
                                        12,077                           11,402
                                        12,180                           11,451
                                        12,140                           11,520
                                        12,119                           11,580
                                        12,329                           11,654
                                        11,349                           11,065
                                        11,383                           11,094
                                        11,270                           10,857
                                        11,889                           11,420
                                        11,911                           11,399
                                        12,184                           11,553
                                        12,238                           11,475
                                        12,530                           11,608
                                        12,797                           11,820
                                        12,590                           11,712
                                        12,626                           11,682
                                        12,687                           11,697
                                        12,482                           11,574
                                        12,428                           11,527
                                        12,429                           11,465
                                        12,741                           11,614
                                        12,984                           11,684
                                        12,835                           11,639
                                        12,975                           11,664
                                        12,741                           11,492
                                        12,707                           11,492
                                        12,519                           11,347
                                        12,817                           11,566
                                        12,894                           11,629
                                        12,999                           11,743
                                        12,638                           11,642
                                        12,250                           11,272
                                        11,597                           10,839
                                        11,854                           11,086
                                        12,668                           11,788
                                        12,742                           11,967
                                        12,435                           11,728
                                        12,256                           11,568
                                        12,568                           11,772
                                        12,325                           11,462
                                        12,544                           11,648
                                        12,701                           11,740
                                        11,713                           10,929
                                        12,150                           11,278
                                        12,574                           11,674
                                        12,394                           11,582
                                        12,445                           11,646
                                        12,355                           11,492
                                        12,557                           11,781
                                        12,670                           11,970
                                        12,687                           11,879
                                        12,350                           10,960
                                        11,975                           10,534
                                        12,028                           10,798
                                        11,961                           10,629
                                        11,803                           10,540
                                        12,346                           11,199
12/31/02                                12,497                           11,362



MUTUAL FUND PERFORMANCE CHANGES OVER TIME. PLEASE CALL 800-338-2550 FOR UPDATED PERFORMANCE INFORMATION. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE INVESTMENT RESULTS. The principal value and investment returns will fluctuate, resulting in a gain or loss on sale. Total return performance includes changes in share price and reinvestment of income and capital gains distributions, if any. The Merrill Lynch High Yield Master II Index is an unmanaged group of fixed-income securities that may differ from the composition of any Stein Roe or Liberty fund. Unlike mutual funds, an index is not an investment, does not incur fees and is not professionally managed. It is not possible to invest directly in an index. Securities in the fund may not match those in an index.

Index performance is from February 28, 1997.

Portfolio Manager's Report

       Fund
    Commentary

COMMENTARY FROM STEPHEN F. LOCKMAN, CFA,
PORTFOLIO MANAGER OF STEIN ROE INSTITUTIONAL
CLIENT HIGH YIELD FUND

     For the six months ended December 31, 2002, Stein Roe Institutional Client High Yield Fund generated a return of 1.26%. The fund underperformed its benchmark, the Merrill Lynch High Yield Master II Index, which posted a 3.67% return for the same period, and its peer group, the Lipper High Current Yield Category average, which gained 2.20%. The higher overall quality of the portfolio and the fund's minimal exposure to telecommunications, technology and cable sectors were responsible for its underperformance. When those sectors rallied during the last few months of the year, we were not well positioned to benefit from the gains.

A TURBULENT SIX MONTHS
----------------------
     Uncertainty dominated financial markets throughout the six-month period. Ongoing fallout from corporate accounting scandals, combined with slow economic growth and concerns over potential war with Iraq, created a volatile investment environment for all but the highest quality bonds. As high-profile companies lost ground, their bond ratings or bond quality were downgraded, flooding the high-yield market. By October, however, the markets seemed to find their feet. High-yield bonds rallied along with stocks and ended the year with a positive return for the period.


INVESTMENT OBJECTIVE AND STRATEGY
---------------------------------
Seeks its total return by investing for a high level of current income and capital growth. The fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in high-yield, high-risk bonds.


FOCUS ON THE BASICS
-------------------
     In 2002, over $100 billion in investment-grade issues were downgraded to below investment grade--more than the total new issuance for the high-yield market for the year. Most of the largest issuers in the high-yield market were formerly investment grade companies, including Qwest Communications, JC Penney, Tyco International and Williams (none of which we held in the fund). Our strategy during this difficult period remained consistent. We tended to avoid any company with questionable financials and focused on the well-managed companies that were increasing cash flow, boosting revenues and paying down debt. We also maintained our quality level during a period when downgrades increased the number of CCC-rated securities included in the indexes. As of December 31, 2002, 12% of the issues in the Merrill Lynch High Yield Master II Index were rated CCC, while our portfolio held less than 1%. In the final months of the year, the strong comeback of this lower-quality segment of the market hurt the fund's relative returns.

STRENGTH IN VARIOUS SECTORS
---------------------------
     We had above-average exposure to gaming, health care and energy sectors that all did well during the period. We also continued to favor financial companies because their oversight by banking regulators makes them less likely to have accounting problems. Our investments in this area included Sovereign BankCorp and Capital One (1.1% of net assets), both high quality, high-yield companies. We eliminated our position in Sovereign BankCorp at end of the period. In addition, we were underweight in the economically-sensitive paper, steel and auto sectors, some of our holdings in these areas did quite well. Appleton Papers (1.0% of net assets) continued to exceed market expectations while paying a 12.5% coupon.

BULLISH OUTLOOK FOR LONG-TERM INVESTORS
---------------------------------------
     A large amount of money flowed into the high yield sector in the second half of 2002, and we expect it to continue while Treasury rates remain at historical lows. Investors seem more willing to accept greater credit risk in their pursuit of higher income, and selection is good as a growing number of former investment-grade companies become part of this market. We expect new issue supply to increase this year, which should improve overall liquidity. All these factors are potentially favorable for high yield bonds in the period ahead.

MUTUAL FUND PERFORMANCE CHANGES OVER TIME. PLEASE CALL 800-338-2550 FOR UPDATED PERFORMANCE INFORMATION. Past performance is no guarantee of future investment results. The principal value and investment returns will fluctuate, resulting in a gain or loss on sale. Total returns include changes in share price and investment of income and capital gains distributions, if any. Portfolio holdings are disclosed as of December 31, 2002, and are subject to change.

Investing in high-yield bonds involves greater credit and other risks not associated with investing in higher-quality bonds. Bond investing also involves interest rate risk, which means that bond prices may change as interest rates increase or decrease. Foreign investments involve market, political, accounting and currency risks not associated with other investments. The Merrill Lynch High Yield Master II Index is an unmanaged group of bonds that vary in quality. Unlike the fund, an index is not an investment, does not incur fees or expenses, and is not professionally managed. It is not possible to invest directly in an index. Securities in the fund may not match those in the index. Source of Lipper data:Lipper Inc., a widely respected data provider in the industry, calculates an average total return for mutual funds with similar investment objectives as those of the fund.

Economic and market conditions change frequently. There is no guarantee that trends described herein will continue or commence.

Stein Roe Institutional
Client High Yield Fund


Investment Portfolio
--------------------
December 31, 2002 (Unaudited)


Corporate Fixed Income Bonds & Notes - 96.4%                                               Par                   Value
-------------------------------------------
CONSTRUCTION - 5.9%
Building Construction - 5.9%
   Beazer Homes USA, Inc.:
     8.375%, 04/15/12..................................................             $  250,000              $  257,500
     8.875%, 04/01/08..................................................                250,000                 258,750
   D.R. Horton, Inc.:
     8.000%, 02/01/09..................................................                250,000                 250,000
     8.500%, 04/15/12..................................................                250,000                 251,250
   KB Home, 9.500%, 02/15/11...........................................                600,000                 642,000
   K. Hovnanian Enterprises, Inc.:
     8.000%, 04/01/12..................................................                250,000                 240,000
     8.875%, 04/01/12..................................................                250,000                 237,500
   MDC Holdings, Inc., 7.000%, 12/01/12................................                500,000                 486,250
   WCI Communities, Inc., 9.125%, 05/01/12.............................                600,000                 540,000
                                                                                                        --------------
                                                                                                             3,163,250
                                                                                                        --------------

FINANCE, INSURANCE & REAL ESTATE - 7.5%
   Financial Services - 3.9%
   Capital One Financial Corp., 8.750%, 02/01/07.......................                600,000                 570,000
   LaBranche & Co., Inc., 12.000%, 03/01/07............................                500,000                 557,500
   MDP Acquisitions PLC, 9.625%, 10/01/12 (a)..........................                500,000                 522,500
   Western Financial Bank, 9.625%, 05/15/12............................                450,000                 436,500
                                                                                                        --------------
                                                                                                             2,086,500
                                                                                                        --------------
   Real Estate - 3.6%
   Choctaw Resort Development Enterprise, 9.250%, 04/01/09.............                600,000                 636,000
   iStar Financial, Inc., 8.750%, 08/15/08.............................                600,000                 630,000
   Ventas Realty L.P., 9.000%, 05/01/12................................                600,000                 657,000
                                                                                                        --------------
                                                                                                             1,923,000
                                                                                                        --------------

MANUFACTURING - 27.5%
   Chemicals & Allied Products - 3.4%
   Hercules, Inc., 11.125%, 11/15/07...................................                600,000                 669,000
   IMC Global Inc., 11.250%, 06/01/11..................................                500,000                 542,500
   ISP Corp., 10.250%, 07/01/11........................................                600,000                 621,000
                                                                                                        --------------
                                                                                                             1,832,500
                                                                                                        --------------

   Fabricated Metal - 0.9%
   Alltrista Corp., 9.750%, 05/01/12...................................                500,000                 510,000
                                                                                                        --------------

   Food & Kindred Products - 2.3%
   Land O'Lakes, Inc., 8.750%, 11/15/11................................                500,000                 280,000
   NBTY, Inc., 8.625%, 09/15/07........................................                500,000                 505,000
   Swift & Co., 10.125%, 10/01/09 (a)..................................                500,000                 472,500
                                                                                                        --------------
                                                                                                             1,257,500
                                                                                                        --------------



See notes to investment portfolio.



4


                                                                                           Par                   Value
MANUFACTURING - (CONT)
   Lumber & Wood Products - 2.2%
   Georgia-Pacific Corp., 8.875%, 05/15/31.............................             $  600,000              $  516,000
   Louisiana-Pacific Corp., 10.875%, 11/15/08..........................                600,000                 648,000
                                                                                                        --------------
                                                                                                             1,164,000
                                                                                                        --------------

   Machinery & Computer Equipment - 1.3%
   Intermet Corp., 9.750%, 06/15/09....................................                500,000                 450,000
   NMHG Holding Co., 10.000%, 05/15/09.................................                250,000                 247,500
                                                                                                        --------------
                                                                                                               697,500
                                                                                                        --------------

   Medical Products - 1.3%
   Alaris Medical Systems, 11.625%, 12/01/06...........................                600,000                 678,000
                                                                                                        --------------

   Miscellaneous Manufacturing - 2.8%
   Dana Corp., 10.125%, 03/15/10.......................................                500,000                 507,500
   Perkinelmer, Inc., 8.875%, 01/15/13 (a).............................                500,000                 492,500
   SPX Corp., 7.500%, 01/01/13.........................................                500,000                 506,250
                                                                                                        --------------
                                                                                                             1,506,250
                                                                                                        --------------

   Motor Vehicle Transportation Equipment - 1.0%
   Advance Stores Co., Inc., 10.250%, 04/15/08.........................                500,000                 527,500
                                                                                                        --------------

   Paper Products - 3.5%
   Appleton Papers, Inc., 12.500%, 12/15/08............................                500,000                 547,500
   Buhrmann US, Inc., 12.250%, 11/01/09................................                500,000                 460,000
   Longview Fibre Co., 10.000%, 01/15/09...............................                250,000                 263,125
   Plastipak Holdings, Inc., 10.750%, 09/01/11.........................                600,000                 633,000
                                                                                                        --------------
                                                                                                             1,903,625
                                                                                                        --------------

   Petroleum Refining - 0.3%
   Giant Industries, Inc., 11.000%, 05/15/12...........................                250,000                 170,000
                                                                                                        --------------

   Primary Metal - 0.9%
   Oregon Steel Mills, Inc., 10.000%, 07/15/09 (a).....................                500,000                 505,000
                                                                                                        --------------

   Printing & Publishing - 2.9%
   Mail-Well, Inc., 8.750%, 12/15/08...................................                600,000                 378,000
   Perry-Judd's, Inc., 10.625%, 12/15/07...............................                600,000                 570,000
   World Color Press, Inc., 8.375%, 11/15/08...........................                600,000                 619,710
                                                                                                        --------------
                                                                                                             1,567,710
                                                                                                        --------------

   Stone, Clay, Glass & Concrete - 2.1%
   Greif Brothers Corp., 8.875%, 08/01/12..............................                500,000                 530,000
   Owens-Brockway Glass Container, Inc., 8.875%, 02/15/09..............                600,000                 615,000
                                                                                                        --------------
                                                                                                             1,145,000
                                                                                                        --------------



See notes to investment portfolio.



5



                                                                                           Par                   Value
MANUFACTURING - (CONT)
   Textile Mill Products - 0.5%
   Simmons Co., 10.250%, 03/15/09......................................             $  250,000              $  271,250
                                                                                                        --------------

   Tobacco Products - 1.2%
   Dimon, Inc., 9.625%, 10/15/11.......................................                600,000                 639,000
                                                                                                        --------------

   Transportation Equipment - 0.9%
   Collins & Aikman Corp., 10.750%, 12/31/11...........................                500,000                 475,000
                                                                                                        --------------

MINING & ENERGY - 11.3%
   Metals & Mining - 2.4%
   Compass Minerals Group, Inc., 10.000%, 08/15/11.....................                250,000                 273,750
   UCAR Finance, Inc., 10.250%, 02/15/12...............................                600,000                 468,000
   United States Steel Corp., 10.750%, 08/01/08........................                600,000                 591,000
                                                                                                        --------------
                                                                                                             1,332,750
                                                                                                        --------------

   Oil & Gas Extraction - 5.8%
   CIA Petrolifera Marlim, 13.125%, 12/17/04 (a).......................                200,000                 203,000
   Denbury Resources, Inc., 9.000%, 03/01/08...........................                600,000                 615,000
   Derlan Manufacturing, Inc., 10.000%, 01/15/07.......................                333,000                 296,370
   Encore Acquisition Co., 8.375%, 06/15/12 (a)........................                600,000                 624,000
   Grant Prideco, Inc., 9.000%, 12/15/09 (a)...........................                250,000                 260,000
   Western Oil Sands, Inc., 8.375%, 05/01/12...........................                600,000                 591,000
   Westport Resources Corp., 8.250%, 11/01/11 (a)......................                500,000                 522,500
                                                                                                        --------------
                                                                                                             3,111,870
                                                                                                        --------------

   Oil & Gas Field Services - 3.1%
   BRL Universal Equipment, 8.875%, 02/15/08...........................                500,000                 515,000
   Lone Star Technologies, 9.000%, 06/01/11............................                600,000                 546,000
   SESI LLC, 8.875%, 05/15/11..........................................                575,000                 586,500
                                                                                                        --------------
                                                                                                             1,647,500
                                                                                                        --------------

RETAIL TRADE - 11.9%
   Apparel & Accessory Stores - 3.1%
   Levi Strauss & Co., 12.250%, 12/15/12 (a)...........................                500,000                 490,000
   Mothers Work, Inc., 11.250%, 08/01/10...............................                500,000                 532,500
   William Carter Co., 10.875%, 08/15/11...............................                600,000                 654,000
                                                                                                        --------------
                                                                                                             1,676,500
                                                                                                        --------------

   Auto Dealers & Gas Stations - 0.9%
   AutoNation, Inc., 9.000%, 08/01/08..................................                500,000                 510,000
                                                                                                        --------------

   Food Stores - 5.1%
   Great Atlantic & Pacific Tea Co., 9.125%, 12/15/11..................                600,000                 432,000
   Marsh Supermarkets, Inc., 8.875%, 08/01/07..........................                500,000                 445,000
   Smithfield Foods, Inc., 8.000%, 10/15/09............................                600,000                 612,000
   Stater Brothers Holdings, Inc., 10.750%, 08/15/06...................                600,000                 612,000
   Winn-Dixie Stores, Inc., 8.875%, 04/01/08...........................                600,000                 612,000
                                                                                                        --------------
                                                                                                             2,713,000
                                                                                                        --------------



See notes to investment portfolio.




6


                                                                                           Par                   Value
RETAIL TRADE - (CONT)
   General Merchandise Stores - 1.0%
   Grupo Elektra SA, 12.000%, 04/01/08.................................             $  600,000              $  528,000
                                                                                                        --------------

   Miscellaneous Retail - 1.8%
   Cole National Group, 8.875%, 05/15/12...............................                500,000                 460,000
   Hollywood Entertainment Corp., 9.625%, 03/15/11.....................                500,000                 506,250
                                                                                                        --------------
                                                                                                               966,250
                                                                                                        --------------

SERVICES - 18.5%
   Amusement & Recreation - 7.3%
   Boyd Gaming Corp., 9.250%, 08/01/09.................................                600,000                 648,000
   Chumash Casino & Resort, 9.000%, 07/15/10 (a).......................                450,000                 474,750
   Park Place Entertainment Corp., 9.375%, 02/15/07....................                600,000                 639,000
   Premier Parks, Inc., (b) 04/01/08 (10.000%, 04/01/03)...............                600,000                 576,000
   Resort International Hotel & Casino, Inc., 11.500%, 03/15/09........                600,000                 543,000
   Turning Stone Casino & Resort, 9.125%, 12/15/10 (a).................                500,000                 512,500
   Wheeling Island Gaming, 10.125%, 12/15/09...........................                500,000                 501,250
                                                                                                        --------------
                                                                                                             3,894,500
                                                                                                        --------------

   Auto Equipment & Rental Services - 1.1%
   United Rentals, Inc., 10.750%, 04/15/08.............................                600,000                 594,000
                                                                                                        --------------

   Business Services - 3.0%
   American Achievement Corp., 11.625%, 01/01/07.......................                500,000                 530,000
   Coinmach Corp., 9.000%, 02/01/10....................................                500,000                 525,000
   R.H. Donnelley Finance Corp.:
     8.875%, 12/15/10 (a)..............................................                250,000                 267,500
     10.875%, 12/15/12 (a).............................................                250,000                 272,500
                                                                                                        --------------
                                                                                                             1,595,000
                                                                                                        --------------

   Health Services - 5.9%
   Advanced Medical Optics, Inc., 9.250%, 07/15/10.....................                500,000                 515,000
   Bio-Rad Laboratories, Inc., 11.625%, 02/15/07.......................                600,000                 663,000
   Hanger Orthopedic Group, Inc.:
     10.375%, 02/15/09.................................................                250,000                 260,000
     11.250%, 06/15/09.................................................                600,000                 618,000
   HealthSouth Corp., 10.750%, 10/01/08................................                600,000                 510,000
   US Oncology, Inc., 9.625%, 02/01/12.................................                600,000                 612,000
                                                                                                        --------------
                                                                                                             3,178,000
                                                                                                        --------------

   Rental & Leasing Services - 1.2%
   Rent-A-Center, Inc., 11.000%, 08/12/08..............................                600,000                 645,000
                                                                                                        --------------

TRANSPORTATION, COMMUNICATIONS, ELECTRIC,
GAS & SANITARY SERVICES - 13.8%
   Broadcasting - 0.5%
   Knology Holdings, Inc., 12.000%, 11/30/09 (a).......................                527,000                 263,500
                                                                                                        --------------




See notes to investment portfolio.




7


                                                                                           Par                   Value
TRANSPORTATION, COMMUNICATIONS, ELECTRIC,
GAS & SANITARY SERVICES - (CONT)
   Cable - 1.5%
   Charter Communications Holding LLC, 10.750%, 10/01/09...............             $  250,000              $  112,500
   Insight Midwest LP, 9.750%, 10/01/09 (a)............................                500,000                 472,500
   Mediacom Broadband LLC, 11.000%, 07/15/13...........................                250,000                 252,500
                                                                                                        --------------
                                                                                                               837,500
                                                                                                        --------------

   Electric Services - 3.7%
   AES Corp., 9.375%, 09/15/10.........................................                600,000                 366,000
   Calpine Corp., 8.500%, 02/15/11.....................................                600,000                 267,000
   Edison Mission, 9.875%, 04/15/11....................................                600,000                 282,000
   Illinois Power Co., 11.500%, 12/15/10 (a)...........................                500,000                 487,400
   Orion Power Holdings, Inc., 12.000%, 05/01/10.......................                850,000                 607,750
                                                                                                        --------------
                                                                                                             2,010,150
                                                                                                        --------------

   Marine Transportation - 1.0%
   Teekay Shipping Corp., 8.875%, 07/15/11.............................                500,000                 512,500
                                                                                                        --------------

   Pipelines - 1.0%
   Plains All American Pipeline, 7.750%, 10/15/12 (a)..................                500,000                 517,500
                                                                                                        --------------

   Sanitary Services - 1.1%
   IESI Corp., 10.250%, 06/15/12 (a)...................................                600,000                 579,000
                                                                                                        --------------

   Telecommunications - 3.8%
   Alamosa Delaware, Inc., 13.625%, 08/15/11...........................                250,000                  87,500
   Comtel Brasileira Ltd., 10.750%, 09/26/04 (a).......................                750,000                 648,750
   Level 3 Communications, Inc.,
     (b) 12/01/08 (10.500%, 12/01/03) (a)..............................                376,000                 177,660
   Primus Telecommunications Group, Inc., 12.750%, 10/15/09............                600,000                 360,000
   Time Warner Telecom, Inc., 10.125%, 02/01/11........................                500,000                 275,000
   Triton PCS, Inc., 8.750%, 11/15/11..................................                600,000                 486,000
                                                                                                        --------------
                                                                                                             2,034,910
                                                                                                        --------------

   Transportation Services - 1.2%
   RailAmerica Transportation Corp., 12.875%, 08/15/10.................                600,000                 600,000
   RailWorks Corp., 11.500%, 04/15/09 (c)..............................                900,000                  36,000
                                                                                                        --------------
                                                                                                               636,000
                                                                                                        --------------

TOTAL CORPORATE FIXED INCOME BONDS & NOTES
   (cost of $55,515,367)...............................................                                     51,806,015
                                                                                                        --------------

Common Stocks - 0.0% (d)                                                                Shares
------------------------
TRANSPORTATION, COMMUNICATIONS, ELECTRIC,
GAS & SANITARY SERVICES - 0.0%
   Communications - 0.0%
   Viatel, Inc.
      (cost of $0).....................................................                  2,422                      61
                                                                                                        --------------




See notes to investment portfolio.




8



Preferred Stock - 0.1%                                                                  Shares                   Value
---------------------
TRANSPORTATION, COMMUNICATIONS, ELECTRIC,
GAS & SANITARY SERVICES - 0.1%
   Broadcasting - 0.1%
   Knology Holdings, Inc., (a)
     (cost of $0)......................................................                 29,861              $   44,791
                                                                                                        --------------

Warrants - 0.2% (d)                                                                      Units
-------------------
MINING & ENERGY - 0.2%
   Oil & Gas Extraction - 0.2%
   Key Energy Services, Inc., Expires 01/15/09.........................                  1,500                  92,438
                                                                                                        --------------

TRANSPORTATION, COMMUNICATIONS, ELECTRIC,
GAS & SANITARY SERVICES - 0.0%
   Broadcasting - 0.0%
   Knology Holdings, Inc., Expires 10/22/07 (a)........................                  2,000                      --(e)
                                                                                                        --------------

   Communications - 0.0%
   Concentric Network Corp., Expires 12/15/07 (a)......................                  1,000                      10
   MGC Communications, Inc., Expires 10/01/04 (a)......................                  1,000                      10
                                                                                                        --------------
                                                                                                                    20
                                                                                                        --------------

   Telecommunications - 0.0%
   Allegiance Telecom, Inc., Expires 02/03/08 (a)......................                  1,500                   2,190
   Carrier 1 International SA, Expires 02/19/09........................                  1,000                      10
   GT Group Telecom, Inc., Expires 02/01/10 (a)........................                  1,750                     875
                                                                                                        --------------
                                                                                                                 3,075
                                                                                                        --------------

   Transportation Services - 0.0%
   RailAmerica Transportation Corp., Expires 08/15/10..................                  1,500                  11,070
                                                                                                        --------------

TOTAL WARRANTS
   (cost of $43,500)...................................................                                        106,603
                                                                                                        --------------

TOTAL INVESTMENTS - 96.7%
   (cost of $55,558,867) (f)...........................................                                     51,957,470
                                                                                                        --------------
OTHER ASSETS & LIABILITIES, NET - 3.3%.................................                                      1,754,278
                                                                                                        --------------
NET ASSETS - 100.0%....................................................                                    $53,711,748
                                                                                                        ==============


NOTES TO INVESTMENT PORTFOLIO:
--------------------------------------------------------------------------------
(a)These securities are exempt from registration under Rule 144A of the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2002, the value of these securities amounted to $8,813,436, which represents 16.4% of net assets.
(b)Stepped coupon bond. Currently accruing at zero. Shown parenthetically is the next interest rate to be paid and the date the Fund will begin accruing this rate.
(c)As of December 31, 2002, this security has filed for bankruptcy protection under Chapter 11 representing 0.1% of net assets. It is in default of certain debt covenants. Income is not being accrued.
(d)Non-income producing.
(e)Amount rounds to less than $1.
(f)Cost for federal income tax purposes is $55,616,017.



See notes to financial statements.

 Stein Roe Institutional
 Client High Yield Fund


Statement of Assets and Liabilities
-----------------------------------
December 31, 2002 (Unaudited)

ASSETS:
Investments, at cost..........................................................................            $ 55,558,867
                                                                                                           -----------
Investments, at value.........................................................................            $ 51,957,470
Cash..........................................................................................                  74,963
Receivable for interest.......................................................................               1,281,953
Expense reimbursement due from Advisor........................................................                  16,011
Deferred Trustees' compensation plan..........................................................                     669
Other assets..................................................................................                 434,250
                                                                                                           -----------
   Total Assets...............................................................................              53,765,316
                                                                                                           -----------

LIABILITIES:
Payable for:
   Distributions..............................................................................                     256
   Management fee.............................................................................                  23,248
   Administration fee.........................................................................                   7,010
   Reports to shareholders....................................................................                   6,234
   Transfer agent fee.........................................................................                   4,656
   Pricing and bookkeeping fees...............................................................                   2,918
   Registration fees..........................................................................                   5,989
Deferred Trustees' fee........................................................................                     669
Other liabilities.............................................................................                   2,588
                                                                                                           -----------
     Total Liabilities........................................................................                  53,568
                                                                                                           -----------
NET ASSETS....................................................................................            $ 53,711,748
                                                                                                           ===========

COMPOSITION OF NET ASSETS:
Paid-in capital...............................................................................            $ 75,994,563
Undistributed net investment income...........................................................                (115,863)
Accumulated net realized loss on investments..................................................             (18,565,555)
Net unrealized depreciation on investments....................................................              (3,601,397)
                                                                                                           -----------
NET ASSETS....................................................................................            $ 53,711,748
                                                                                                           ===========

Shares outstanding (unlimited number authorized)..............................................               7,971,473
                                                                                                           ===========
Net asset value per share.....................................................................            $       6.74
                                                                                                           ===========




See notes to financial statements.




10


Statement of Operations
-----------------------
For the Six Months Ended December 31, 2002 (Unaudited)



INVESTMENT INCOME:
Interest (net of foreign taxes withheld of $2,116)............................................              $2,778,121
                                                                                                          ------------
EXPENSES:
Expense allocated from the Portfolio..........................................................                  25,665
Management fee................................................................................                 120,855
Administration fee............................................................................                  43,252
Pricing and bookkeeping fees..................................................................                  13,996
Transfer agent fee............................................................................                  23,432
Registration fee..............................................................................                  14,089
Trustees' fee.................................................................................                   3,751
Custody fee...................................................................................                     800
Other expenses................................................................................                   9,442
                                                                                                          ------------
   Total Expenses.............................................................................                 255,282
Fees and expenses reimbursed by the Advisor...................................................                (110,914)
Custody earnings credit.......................................................................                    (195)
                                                                                                          ------------
   Net Expenses...............................................................................                 144,173
                                                                                                          ------------
Net Investment Income.........................................................................               2,633,948
                                                                                                          ------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized loss on investments..............................................................              (7,711,144)
Net change in unrealized appreciation/depreciation on investments.............................               5,409,994
                                                                                                          ------------
Net Loss......................................................................................              (2,301,150)
                                                                                                          ------------
NET INCREASE IN NET ASSETS FROM OPERATIONS....................................................               $ 332,798
                                                                                                          ------------



See notes to financial statements.




11



Statement of Changes in Net Assets
                                                                                   (UNAUDITED)
                                                                                   SIX MONTHS
                                                                                         ENDED              YEAR ENDED
                                                                                  DECEMBER 31,                JUNE 30,
INCREASE (DECREASE) IN NET ASSETS:                                                        2002                    2002
                                                                                  ------------            ------------
OPERATIONS:
Net investment income..................................................            $ 2,633,948             $ 5,817,849
Net realized loss on investments.......................................             (7,711,144)             (4,411,712)
Net change in unrealized appreciation/depreciation on investments......              5,409,994              (1,656,274)
                                                                                  ------------            ------------
Net Increase (Decrease) from Operations................................                332,798                (250,137)
                                                                                  ------------            ------------
DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income.............................................             (2,708,157)             (5,871,085)
Return of capital......................................................                     --                (256,055)
                                                                                  ------------            ------------
Total Distributions Declared to Shareholders...........................             (2,708,157)             (6,127,140)
                                                                                  ------------            ------------
SHARE TRANSACTIONS:
Subscriptions..........................................................                300,000               6,888,944
Distributions reinvested...............................................              2,675,154               6,111,992
Redemptions............................................................             (8,364,685)             (5,492,856)
                                                                                  ------------            ------------
   Net Increase (Decrease).............................................             (5,389,531)              7,508,080
                                                                                  ------------            ------------
Net Increase (Decrease) in Net Assets..................................             (7,764,890)              1,130,803
NET ASSETS:
Beginning of period....................................................             61,476,638              60,345,835
                                                                                  ------------            ------------
End of period (including overdistributed net investment
   income of $(115,863) and $(41,654), respectively)...................            $53,711,748             $61,476,638
                                                                                  ============            ============
CHANGES IN SHARES OF BENEFICIAL INTEREST:
Subscriptions .........................................................                 44,710                 921,230
Issued for distributions reinvested....................................                401,756                 833,444
Redemptions ...........................................................             (1,282,094)               (808,841)
                                                                                  ------------            ------------
   Net Increase (Decrease).............................................               (835,628)                945,833
                                                                                  ------------            ------------


See notes to financial statements.

Notes to Financial Statements


Notes to Financial Statements
-----------------------------
December 31, 2002 (Unaudited)


NOTE 1. ACCOUNTING POLICIES

ORGANIZATION:

     Stein Roe Institutional Client High Yield Fund (the "Fund") is a series of Liberty-Stein Roe Funds Trust (the "Trust"), an open-end management investment company organized as a Massachusetts business trust.

     Prior to July 30, 2002, the Fund invested substantially all of its assets in the SR&F High Yield Portfolio (the "Portfolio") as part of a master/feeder structure. As of the close of business on July 29, 2002, the Portfolio transferred its assets to the Stein Roe High Yield Fund and the Fund based on their proportionate share and subsequently liquidated. The Portfolio allocated income, expenses, realized and unrealized gains (losses) to each investor on a daily basis, based on methods approved by the Internal Revenue Service.

     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses for the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

SECURITY VALUATION AND TRANSACTIONS:

     Long-term debt securities are valued using market quotations, if readily available, at the time of valuation. Investments for which market quotations are not readily available, or quotations which management believes are not appropriate, are valued at fair value under procedures approved by the Board of Trustees.

     Equity securities traded on national securities exchanges are valued at the last reported sales price or, if there are no sales, at the latest bid quotation. Each over-the-counter security for which the last sale price is available from NASDAQ is valued at that price. All other over-the-counter securities for which reliable quotations are available are valued at the latest bid quotation.

     Short-term debt securities with remaining maturities of 60 days or less are valued at their amortized cost. Those with remaining maturities of more than 60 days for which market quotations are not readily available are valued by use of a matrix, prepared by the Advisor, based on quotations for comparable securities.

     Other assets are valued by a method that the Board of Trustees believes represents a fair value.

     Securities purchased on a when-issued or delayed delivery basis may be settled a month or more after the transaction date. The values of such securities are subject to market fluctuations during this period. The Fund had no when-issued or delayed delivery purchase commitments as of December 31, 2002.

     Investment transactions are accounted for on trade date. Realized gains or losses from investment transactions are reported on an identified cost basis.

INVESTMENT INCOME, DEBT DISCOUNT AND PREMIUM:

     Dividend income is recorded on the ex-date and interest income is recorded on the accrual basis. Premium and discount are being amortized for all securities.

DISTRIBUTIONS TO FUND SHAREHOLDERS:

     Dividends from net investment income are declared daily and paid monthly. Capital gain distributions, if any, are distributed annually.

FEDERAL INCOME TAX:

     Consistent with the Fund's policy to qualify as a regulated investment company and to distribute all of its taxable income, no federal income tax has been accrued.

OTHER:

     Corporate actions and dividend income are recorded on the ex-date (except for certain foreign securities which are recorded as soon after ex-date as the Fund becomes aware of such), net of non-reclaimable tax withholdings. Where a high level of uncertainty as to collection exists, income on securities is recorded net of all tax withholdings with any rebates recorded when received.

     The Fund's custodian takes possession through the federal book-entry system of securities collateralizing repurchase agreements. Collateral is marked-to-market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund. The Fund may experience costs and delays in liquidating the collateral if the issuer defaults or enters bankruptcy.

NOTE 2. FEDERAL TAX INFORMATION

     Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.
     The following capital loss carryforwards, as of June 30, 2002, are available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

                                               Capital Loss
                Year of Expiration             Carryforward
                -------------------------------------------

                       2008                      $1,360,597
                       2009                       3,391,892
                       2010                       4,279,936
                                                 ----------
                       Total                     $9,032,425
                                                 ==========

NOTE 3. FEES AND COMPENSATION PAID TO AFFILIATES

MANAGEMENT FEE:

     Stein Roe & Farnham, Incorporated (the "Advisor") is the investment advisor of the Fund and furnishes accounting and other services and office facilities for a monthly fee equal as follows:

                           AVERAGE DAILY NET ASSETS         ANNUAL FEE RATE
                           ------------------------------------------------
                              First $500 million                0.500%
                               Over $500 million                0.475%

     Prior to July 30, 2002, the management fee was paid by the Portfolio.

ADMINISTRATION FEE:

     The Advisor also provides accounting and other services and office facilities for a monthly fee as follows:

                           AVERAGE DAILY NET ASSETS           ANNUAL FEE RATE
                           --------------------------------------------------
                              First $500 million                  0.150%
                               Over $500 million                  0.125%

PRICING AND BOOKKEEPING FEES:

     The Advisor is responsible for providing pricing and bookkeeping services to the Fund under a Pricing and Bookkeeping Agreement. Under a separate agreement (the "Outsourcing Agreement"), the Advisor has delegated those functions to State Street Bank and Trust Company ("State Street"). The Advisor pays fees to State Street under the Outsourcing Agreement.

     Under its pricing and bookkeeping agreement with the Fund, the Advisor receives from the Fund an annual flat fee of $10,000, paid monthly, and in any month that the Fund's average daily net assets are more than $50 million, a monthly fee equal to the average daily net assets of the Fund for that month multiplied by a fee rate that is calculated by taking into account the fees payable to State Street under the Outsourcing Agreement. For the six months ended December 31, 2002, the annualized net asset based fee rate was 0.035%. The Fund also pays out-of-pocket costs for pricing services.

     Prior to July 30, 2002, the Advisor received from the Fund an annual flat fee of $5,000.

TRANSFER AGENT FEE:

     Liberty Funds Services, Inc. (the "Transfer Agent"), an affiliate of the Advisor, provides shareholder services for the Fund for a monthly fee equal to 0.06% annually of the Fund's average daily net assets plus charges based on the number of shareholder accounts and transactions. The Transfer Agent also receives reimbursement for certain out-of-pocket expenses.

EXPENSE LIMIT:

     The Advisor has voluntarily agreed to reimburse the Fund to the extent that expenses exceed 0.50% of the Fund's average daily net assets. This arrangement may be modified or terminated by the Advisor at any time.

OTHER:

     Certain officers and trustees of the Trust are also officers of the Advisor. Compensation is paid to trustees not affiliated with the Advisor. No remuneration was paid to any other trustee or officer of the Trust who is affiliated with the Advisor.

     The Fund's Independent Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Fund's assets.

     The Fund has an agreement with its custodian bank under which $195 of custody fees were reduced by balance credits for the six months ended December 31, 2002. The Fund could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if it had not entered into such an agreement.

     Expenses allocated from the Portfolio on the Statement of Operations include $24,572 paid to affiliates, prior to the liquidation of the Portfolio. These affiliated fees includes:management, pricing and bookkeeping, transfer agent and trustees' fees.

     There are certain additional risks involved when investing in high yield bonds that are not inherent with investments in higher-quality bonds. Bond investing also involves interest rate risk, which means that bond prices may change as interest rates increase or decrease.

NOTE 4. INVESTMENT TRANSACTIONS

     For the six months ended December 31, 2002, purchases and sales of investments, other than short-term obligations, were $19,635,577 and $22,414,066, respectively.

     Unrealized appreciation (depreciation) at December 31, 2002, for federal income tax purposes, was:

      Gross unrealized appreciation..................   $ 1,217,347
      Gross unrealized depreciation..................    (4,875,894)
                                                         ----------
        Net unrealized depreciation..................   $(3,658,547)
                                                         ==========

NOTE 5. LINE OF CREDIT

     The Fund has a fundamental policy which allows it to borrow from banks, other affiliated funds and other entities to the extent permitted by applicable law, provided that the Fund's borrowings shall not exceed 331/3% of the value of its total net assets (exclusive of borrowings). The Fund is part of a $200,000,000 credit facility that has been set up as a means of borrowing. Any borrowings bear interest at one of the following options determined at the inception of the loan: (1) federal funds rate plus 1/2 of 1%, (2) the lending bank's base rate or (3) IBOR offshore loan rate plus 1/2 of 1%. Other investment companies managed by the Advisor also participate in the line of credit on the same terms. In addition, a commitment fee of 0.10% per annum on the unused commitment shall be paid quarterly by each fund based on the relative asset size of each fund to the Trust as a whole. The commitment fee is included in "Other expenses" on the Statement of Operations. Because several investment companies participate, there is no assurance that an individual fund will have access to the entire $200,000,000 at any particular time. For the six months ended December 31, 2002, there were no borrowings under the agreement.

Financial Highlights

Stein Roe Institutional Client High Yield Fund
----------------------------------------------
Selected data for a share outstanding throughout each period is as follows:


                                      (UNAUDITED)
                                       SIX MONTHS
                                            ENDED                               YEAR ENDED JUNE 30,
                                     DECEMBER 31,      ---------------------------------------------------------------------
                                             2002          2002           2001           2000          1999           1998
                                         --------      --------       --------       --------      --------       --------
NET ASSET VALUE,
     BEGINNING OF PERIOD.........          $ 6.98        $ 7.68         $ 8.88         $ 9.85       $ 10.65        $ 10.21
                                         --------      --------       --------       --------      --------       --------
INCOME FROM
     INVESTMENT OPERATIONS:
Net investment income (a)........            0.31          0.68(b)        0.88           1.04          0.87           0.88
Net realized and unrealized gain
     (loss) on investments.......           (0.23)        (0.66)(b)      (1.21)         (0.90)        (0.49)          0.58
                                         --------      --------       --------       --------      --------       --------
   Total Income (Loss) from
      Investment Operations......            0.08          0.02          (0.33)          0.14          0.38           1.46
                                         --------      --------       --------       --------      --------       --------
LESS DISTRIBUTIONS DECLARED
     TO SHAREHOLDERS:
From net investment income.......           (0.32)        (0.69)         (0.87)         (1.06)        (0.87)         (0.88)
In excess of net
     investment income...........              --            --             --          (0.02)           --             --
From net realized gains..........              --            --             --          (0.03)        (0.31)         (0.14)
Return of capital................              --         (0.03)            --             --            --             --
                                         --------      --------       --------       --------      --------       --------
   Total Distributions Declared
      to Shareholders............           (0.32)        (0.72)         (0.87)         (1.11)        (1.18)         (1.02)
                                         --------      --------       --------       --------      --------       --------
NET ASSET VALUE,
     END OF PERIOD...............          $ 6.74        $ 6.98         $ 7.68         $ 8.88        $ 9.85        $ 10.65
                                         ========      ========       ========       ========      ========       ========
Total return (c)(d)..............           1.26%(e)      0.20%        (3.84)%          1.38%         4.20%         14.88%
                                         ========      ========       ========       ========      ========       ========
RATIOS TO AVERAGE
     NET ASSETS:
Expenses.........................           0.50%(f)      0.50%          0.50%          0.50%         0.50%          0.50%
Net investment income............           9.14%(f)      9.25%(b)      10.68%         11.14%         8.72%          8.31%
Waiver/reimbursement.............           0.39%(f)      0.46%          0.45%          0.47%         0.47%          0.78%
Portfolio turnover...............             36%(e)       135%(g)        117%(g)        144%(g)       296%(g)        426%(g)
Net assets, end of
     period (000's)..............         $53,712       $61,477        $60,346        $51,692       $55,395        $35,157

(a) Per share data was calculated using average shares outstanding during the period.
(b) Effective July 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing and accreting premium and discount on all debt securities. The effect of this change for the year ended June 30, 2002 was to decrease net investment income per share by $0.02, decrease net realized and unrealized loss per share by $0.02 and decrease the ratio of net investment income to average net assets from 9.47% to 9.25%. Per share data and ratios for periods prior to June 30, 2002 have not been restated to reflect this change in presentation.
(c) Had the Advisor not waived a portion of expenses, total return would have been reduced.
(d)  Total return at net asset value assuming all distributions reinvested.
(e)  Not Annualized.
(f)  Annualized.
(g)  Portfolio turnover disclosed is for the SR&F High Yield Portfolio.

TRANSFER AGENT


IMPORTANT INFORMATION ABOUT THIS REPORT
The Transfer Agent for Stein Roe Institutional Client High Yield Fund is:

Liberty Funds Services, Inc.
PO Box 8081
Boston, MA  02266-8081

The fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800-338-2550 and additional reports will be sent to you.

Semiannual Report:
Stein Roe Institutional Client High Yield Fund

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


[LOGO]:
STEIN ROE
MUTUAL FUNDS

One Financial Center
Boston, MA 02111-2621
800-338-2550


                                                        S19-03/467M-0103 (02/03)
                                                                         03/0338